Employee Benefits Provisions - Schedule of Employee Entitlements Long Service leave (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Entitlements Long Service leave [Abstract]
Opening balance	$ 20,018
Long service leave taken during the period	(4,496)
Additional provisions raised	9,470	20,018
Closing balance	$ 24,992	$ 20,018